Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025		Mar. 31, 2024
Fair value measurements
Other assets		¥ 1,124,473		¥ 1,155,621
Investments in equity securities		98,401		105,088
Listed Equity [Member]
Fair value measurements
Investments in equity securities		72,184		78,708
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		26,217		26,380
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments	[1]	20,483,000		18,074,000
Recurring [Member] | Other assets [Member]
Fair value measurements
Other assets	[2],[4]	745,000	[3]	683,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		73,000		59,000
Recurring [Member] | Net asset value per share [Member] | Other assets [Member]
Fair value measurements
Other assets		¥ 3,000		¥ 3,000

[1]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and March 31, 2025, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥59 billion and ¥73 billion, respectively. As of March 31, 2024 and March 31, 2025, the fair values of these investments which are included in Other assets were ¥3 billion and ¥3 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the FVO.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥78,708 million and ¥26,380 million, respectively, as of March 31, 2024 and ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025.
[4]	Includes non-financial assets carried at fair value on a recurring basis using similar valuation methodologies to those used for financial instruments.